ACQUISITION OF COLUMBIA - Schedule of Fair Value of Debt Acquired (Details) CAD in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Jul. 01, 2016 CAD	Jul. 01, 2016 USD ($)	Dec. 31, 2015 CAD
Debt Instrument [Line Items]
Goodwill (Note 11) | CAD	CAD 13,084		CAD 13,958				CAD 4,812
Senior Unsecured Notes, 2.45% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 500,000,000
Senior Unsecured Notes, 3.30% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount						750,000,000
Senior Unsecured Notes, 4.50% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount						1,000,000,000
Senior Unsecured Notes, 5.80% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount						500,000,000
Columbian Pipeline
Debt Instrument [Line Items]
Goodwill (Note 11)		$ 7,802,000,000		$ 7,747,000,000	CAD 10,078	7,747,000,000
Fair Value					CAD 3,878	2,981,000,000
Columbian Pipeline | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value						2,981,000,000
Columbian Pipeline | Senior Unsecured Notes, 2.45% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value						$ 506,000,000
Interest Rate					2.45%	2.45%
Columbian Pipeline | Senior Unsecured Notes, 3.30% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value						$ 779,000,000
Interest Rate					3.30%	3.30%
Columbian Pipeline | Senior Unsecured Notes, 4.50% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value						$ 1,092,000,000
Interest Rate					4.50%	4.50%
Columbian Pipeline | Senior Unsecured Notes, 5.80% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value						$ 604,000,000
Interest Rate					5.80%	5.80%